PROVISIONS (Schedule of Provisions) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Current		₪ 64	₪ 75
Group's share in PHI's provisions [Member]
Disclosure of other provisions [line items]
Balance		7
Additions during the year		7
Balance		14
Non-current		14	7
Dismantling and restoring sites obligation [Member]
Disclosure of other provisions [line items]
Balance		27
Additions during the year	[1]
Finance costs	[1]
Reductions during the year	[2]	(14)
Balance		13
Non-current		13	27
Legal claims [Member]
Disclosure of other provisions [line items]
Balance		72
Additions during the year		18
Reductions during the year		(28)
Balance		62
Current		62	72
Equipment warranty [Member]
Disclosure of other provisions [line items]
Balance		3
Additions during the year		6
Reductions during the year		(7)
Balance		2
Current		₪ 2	₪ 3

[1]	Representing an amount of less than 1 million.
[2]	Reduction in the provision due to assignment of cell-sites to PHI